BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity
Common stock, shares par value	$ 0.00	$ 0.00	$ 0.00
Common stock, shares issued	305,451,498	305,451,498	300,222,000
Common stock, shares outstanding	305,451,498	305,451,498	300,222,000